Investment Properties (Details) - BRL (R$)	Jun. 30, 2025	Jun. 30, 2024
Investment Properties [Line Items]
Price of soybeans	R$ 5,120
Bahia [Member]
Investment Properties [Line Items]
Price of soybeans	108,290	R$ 104,220
Maranhão [Member]
Investment Properties [Line Items]
Price of soybeans	109,380	105,330
Mato Grosso [Member]
Investment Properties [Line Items]
Price of soybeans	109,710	105,670
Piaui [Member]
Investment Properties [Line Items]
Price of soybeans	110,420	106,400
Minas Gerais [Member]
Investment Properties [Line Items]
Price of soybeans	R$ 109,710	R$ 105,670